Annual Total Returns[BarChart] - SA JPMorgan Equity-Income Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.34%	13.76%	31.73%	14.14%	(2.20%)	15.56%	18.28%	(4.45%)	27.16%	3.22%